Note 17 - Financial Instruments (Details 2)	12 Months Ended
Nov. 30, 2018 CAD ($)
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	$ 5,211,018
Less Than 3 Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	3,271,336
Three To Six Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	1,376,805
Six To Nine Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	12,603
Nine Months To One Year [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	12,466
Greater Than One Year [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	537,808
Accounts Payable [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Third parties	2,643,437
Accounts Payable [Member] | Less Than 3 Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Third parties	2,643,437
Accounts Payable [Member] | Three To Six Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Third parties	0
Accounts Payable [Member] | Six To Nine Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Third parties	0
Accounts Payable [Member] | Nine Months To One Year [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Third parties	0
Accounts Payable [Member] | Greater Than One Year [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Third parties	0
Accrued Liabilities [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Third parties	353,147
Accrued Liabilities [Member] | Less Than 3 Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Third parties	353,147
Accrued Liabilities [Member] | Three To Six Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Third parties	0
Accrued Liabilities [Member] | Six To Nine Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Third parties	0
Accrued Liabilities [Member] | Nine Months To One Year [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Third parties	0
Accrued Liabilities [Member] | Greater Than One Year [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Third parties	0
Employee Costs Payable [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Related parties	222,478
Employee Costs Payable [Member] | Less Than 3 Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Related parties	222,478
Employee Costs Payable [Member] | Three To Six Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Related parties	0
Employee Costs Payable [Member] | Six To Nine Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Related parties	0
Employee Costs Payable [Member] | Nine Months To One Year [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Related parties	0
Employee Costs Payable [Member] | Greater Than One Year [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Related parties	0
Unsecured Convertible Debentures [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Related parties	1,991,956
Unsecured Convertible Debentures [Member] | Less Than 3 Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Related parties	52,274
Unsecured Convertible Debentures [Member] | Three To Six Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Related parties	1,376,805
Unsecured Convertible Debentures [Member] | Six To Nine Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Related parties	12,603
Unsecured Convertible Debentures [Member] | Nine Months To One Year [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Related parties	12,466
Unsecured Convertible Debentures [Member] | Greater Than One Year [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Related parties	$ 537,808